     As filed with Securities and Exchange Commission on November 5, 2007.

                                               File Nos. 333-29511 and 811-08261

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           Registration Statement Under the Securities Act of 1933 [ ]
                         Pre-Effective Amendment No. [ ]
                        Post-Effective Amendment No. [22]

                                     and/or

       Registration Statement Under the Investment Company Act of 1940 [ ]
                              Amendment No. 24 [X]

                                   ----------

                              MEMBERS Mutual Funds
                             5910 Mineral Point Road
                                Madison, WI 53705
                                 (608) 238-5851
             (Registrant's Exact Name, Address and Telephone Number)

                            Pamela M. Krill, Esquire
                            Associate General Counsel
                                CUNA Mutual Group
                             5910 Mineral Point Road
                                Madison, WI 53705
                     (Name and Address of Agent for Service)

                                    Copy to:

                              Stephen E. Roth, Esq.
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                          Washington, D. C. 20004-2404

                                   ----------

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)

[ ]  on (date) pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[X]  on November 5, 2007 pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                Explanatory Note

This Post-Effective Amendment No. 22 to the Registration Statement of MEMBERS Mutual Funds (the "Trust") on Form N-1A (File Nos. 333-29511 and 811-08261) is being filed to correct series and class identifiers for the following portfolios of the Trust: Conservative Allocation Fund, Aggressive Allocation Fund, Moderate Allocation Fund, Small Cap Growth Fund, and the Small Cap Value Fund. The Trust incorrectly set up the series and class information for the foregoing portfolios, each of which was effective after the compliance date of February 6, 2006. This amendment does not amend or change in any way the currently effective prospectus or statement of additional information of the Trust. Accordingly, the following Post Effective Amendments ("PEAs") to the Trust's Registration Statements on Form N-1A are hereby incorporated by reference: PEA No. 14 filed on April 10, 2006 (relating to Conservative Allocation Fund, Aggressive Allocation Fund and Moderate Allocation Fund) and PEA No. 16 filed on October 13, 2006 (relating to Small Cap Growth Fund and Small Cap Value Fund).

                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

See "Exhibit Index."

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

See the caption in Part A entitled "Portfolio Management" and Part B "Management of the Trust" for a description of related parties.

CUNA Mutual Insurance Society is a mutual life insurance company and therefore is controlled by its contract owners. Various companies and other entities are controlled by CUNA Mutual Insurance Society and various companies may be considered to be under common control with CUNA Mutual Insurance Society. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth in the following organization charts. In addition, by virtue of an Agreement of Permanent Affiliation with CUNA Mutual Life Insurance Company, CUNA Mutual Insurance Society could be considered to be an affiliated person or an affiliated person of an affiliated person of CUNA Mutual Life Insurance Company. Likewise, CUNA Mutual Life Insurance Company and its affiliates, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts. Because CUNA Mutual Insurance Society and CUNA Mutual Life Insurance Company own MEMBERS Capital Advisors, Inc., the investment adviser to the MEMBERS Mutual Funds, each of the entities set forth below could be considered affiliated persons of the MEMBERS Mutual Funds or affiliated persons of such affiliated persons.

                          CUNA Mutual Insurance Society
                  Organizational Chart As Of September 1, 2007

CUNA Mutual Insurance Society
State of domicile: Iowa

CUNA Mutual Insurance Society, either directly or indirectly, is the controlling company of the following wholly-owned subsidiaries:

1.   CUNA Mutual Investment Corporation
     State of domicile: Wisconsin

     CUNA Mutual Investment Corporation is the owner of the following subsidiaries:

          a.   CUMIS Insurance Society, Inc.
               State of domicile: Iowa
               CUMIS Insurance Society, Inc. is the owner of the following subsidiary:

                    (1)  CUMIS Specialty Insurance Company, Inc.
                         State of domicile: Iowa

          b.   CUNA Brokerage Services, Inc.
               State of domicile: Wisconsin

          c.   CUNA Mutual General Agency of Texas, Inc.
               State of domicile: Texas

               CUNA Mutual General Agency of Texas, Inc., is the owner of the following subsidiary:

                    (1)  MEMBERS Financial Services, Inc.
                         Ownership: For regulatory purposes, MEMBERS Financial Services, Inc. is currently owned by two individuals, each owning 50% of the stock.
                         State of domicile: Texas

          d.   MEMBERS Life Insurance Company
               State of domicile: Iowa

          e.   International Commons, Inc.
               State of domicile: Wisconsin

          f.   CUNA Mutual Insurance Agency, Inc.
               State of domicile: Wisconsin

               CUNA Mutual Insurance Agency, Inc. is the 100% owner of the following subsidiary:

                    (1)  CUNA Mutual Casualty Insurance Agency of Mississippi,
                         Inc.
                         State of domicile: Mississippi

          g.   Stewart Associates Incorporated
               State of domicile: Wisconsin

          h.   CUNA Mutual Business Services, Inc.
               State of domicile: Wisconsin

          k.   Lending Call Center Services, LLC
               92% ownership by CUNA Mutual Investment Corporation State of domicile: Delaware

          k.   Lenders Protection, LLC
               50% ownership by CUNA Mutual Insurance Society
               State of domicile: Delaware

          l.   Union Charter Holding, LLC
               State of domicile: Delaware

               Union Charter Holding, LLC is the owner of the following subsidiary:

                    (1)  Union Financial Services, LLC
                         Industrial Loan Company
                         State of domicile: Utah

2.   CUNA Caribbean Insurance Society Limited

     Country of domicile: Trinidad and Tobago

     CUNA Caribbean Insurance Society Limited is the owner of the following subsidiary:

          a.   CUNA Caribbean Insurance Services Limited
               Country of domicile: Trinidad and Tobago

3.   CUNA Mutual Australia Holding Co. Pty. Ltd.
     Country of domicile: Australia

     CUNA Mutual Australia Holding Co. Pty. Ltd. Is the owner of the following subsidiary:

          a.   CUNA Mutual Life Australia, Ltd.
               Country of domicile: Australia

4.   CUNA Mutual Group, Limited
     Country of domicile: U.K.

5.   CUNA Mutual Group Services (Ireland) Limited
     Country of domicile: Ireland

6.   CUNA Mutual Life Assurance (Europe), Limited
     Country of domicile: Ireland

CUNA Mutual Insurance Society, either directly or through a wholly-owned subsidiary, has a partial ownership interest in the following:

1.   C.U. Insurance Services, Inc./Oregon
     50% ownership by CUNA Mutual Insurance Agency, Inc.
     State of domicile: Oregon

2.   The CUMIS Group Limited
     77.4% ownership by CUNA Mutual Insurance Society
     Country of domicile: Canada

     The CUMIS Group Limited is the 100% owner of the following companies:

          a.   CUMIS Life Insurance Company
               Country of domicile: Canada

          b.   CUMIS General Insurance Company
               Country of domicile: Canada

          c.   MemberCARE Financial Services Limited
               Country of domicile: Canada

          d.   MemberCARE Financial Services Partnership
               Country of domicile: Canada

          e.   Canadian Northern Shield Insurance Company
               Country of domicile: British Columbia, Canada

          f.   CUMIS Services Limited

               Country of domicile: Canada

          g.   WESTCU Insurance Services Limited
               Country of domicile: Westminster, Canada

          The CUMIS Group Limited is the 50% owner of the following companies:

          a.   Credential Financial, Inc.
               Country of domicile: Canada

3.   MEMBERS CAPITAL ADVISORS, INC.
     50% OWNERSHIP BY CUNA MUTUAL INVESTMENT CORPORATION
     50% OWNERSHIP BY CUNA MUTUAL LIFE INSURANCE COMPANY
     STATE OF DOMICILE: IOWA
     MCA IS THE INVESTMENT ADVISER TO THE MEMBERS MUTUAL FUNDS

4.   MEMBERS Trust Company
     17.31% ownership by MEMBERS Development Company
     State of domicile: Florida

5.   CMG Mortgage Insurance Company
     50% ownership by CUNA Mutual Investment Corporation
     State of domicile:  Wisconsin

6.   CMG Mortgage Assurance Company
     50% ownership by CUNA Mutual Investment Corporation
     State of domicile: Wisconsin

7.   CMG Mortgage Reinsurance Company
     50% ownership by CUNA Mutual Investment Corporation
     State of domicile: Wisconsin

8.   Credit Union Service Corporation
     10% ownership by CUNA Mutual Insurance Society
     State of domicile: Georgia

9.   CUNA Mutual Australia Limited
     100% ownership by CUNA Mutual Australia Holding Company Pty. Limited Country of domicile: Australia

     CUNA Mutual Australia Limited is the 100% owner of the following companies:

          a.   CUNA Mutual Insurance Brokers Pty Limited
               Country of Domicile: Australia

          b. CUNA Mutual Technology Services Australia Pty Limited Country of Domicile: Australia

               The following company is owned 100% by CUNA Mutual Technology Services Australia Pty Limited:

                    (1) CUNA Mutual Insurance Brokers Pty Limited Country of Domicile: Australia

10.  CUNA Strategic Services, Inc.
     1.4% of ownership by CUNA Mutual Insurance Society
     State of domicile: Wisconsin

11.  Producers Ag Insurance Group
     24.6% of ownership by CUNA Mutual Insurance Society
     State of domicile: Delaware

Partnerships

1.   CM CUSO Limited Partnership, a Washington Partnership
     CUMIS Insurance Society, Inc. - General Partner
     State of domicile: Washington

2.   MEMBERS Development Company LLC
     49% ownership by CUNA Mutual Investment Corporation
     State of domicile: Wisconsin

     The following company is a wholly-owned subsidiary of MEMBERS Development Company, LLC:

          a.   CU Biz Source, LLC
               State of domicile: Delaware

3.   The Center for Credit Union Innovation LLC
     33.3% ownership by CUNA Mutual Insurance Society
     33.3% ownership by CUNA & Affiliates
     State of domicile: Wisconsin

4.   HRValue Group LLC
     30% ownership by CUNA Mutual Investment Corporation
     State of domicile: Wisconsin

Affiliated (Nonstock)

1.   CUNA Mutual Group Foundation, Inc.
     Non-profit foundation 501(c)(3)
     State of domicile: Wisconsin

2.   CUNA Mutual Life Insurance Company
     State of domicile: Iowa

3.   CUNA Mutual Insurance Society Political Action Committee
     State of domicile: Not applicable

                       CUNA Mutual Life Insurance Company
                  Organizational Chart As Of September 1, 2007

CUNA Mutual Life Insurance Company
State of domicile: Iowa

CUNA Mutual Life Insurance Company is the controlling company for the following subsidiaries:

1.   MEMBERS CAPITAL ADVISORS, INC.

     50% OWNERSHIP BY CUNA MUTUAL LIFE INSURANCE COMPANY
     50% OWNERSHIP BY CUNA MUTUAL INVESTMENT CORPORATION
     STATE OF DOMICILE: IOWA
     MCA IS THE INVESTMENT ADVISER TO THE MEMBERS MUTUAL FUNDS

2.   CMIA Wisconsin, Inc.
     100% ownership by CUNA Mutual Life Insurance Company
     State of domicile: Wisconsin

     CMIA Wisconsin, Inc. is the 100% owner of the following subsidiary:

     a.   League Insurance Agency, Inc.
          State of domicile: Connecticut

     League Insurance Agency is the 100% owner of the following subsidiary:

          (i)  Member Protection Insurance Plans
               State of domicile: Connecticut

ITEM 25. INDEMNIFICATION

     Currently under Delaware law, business trusts organized in Delaware are now reformed to as "statutory trusts". As a Delaware statutory trust, Registrant's operations are governed by its Declaration of Trust dated May 16, 1997 (the "Declaration of Trust"). Generally, Delaware statutory trust shareholders are not personally liable for obligations of the Delaware statutory trust under Delaware law. The Delaware Statutory Trust Act (the "DSTA") provides that a shareholder of a trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit Delaware corporations. Registrant's Declaration of Trust expressly provides that it has been organized under the DSTA and that the Declaration of Trust is to be governed by Delaware law. It is nevertheless possible that a Delaware statutory trust, such as Registrant, might become a party to an action in another state whose courts refuse to apply Delaware law, in which case Registrant's shareholders could be subject to personal liability.

     To protect Registrant's shareholders against the risk of personal liability, the Declaration of Trust: (i) contains an express disclaimer of shareholder liability for acts or obligations of Registrant and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by Registrant or its Trustees; (ii) provides for the indemnification out of Trust property of any shareholders held personally liable for any obligations of Registrant or any series of Registrant; and (iii) provides that Registrant shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Registrant and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (i) a court refuses to apply Delaware law; (ii) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (iii) Registrant itself would be unable to meet its obligations. In the light of Delaware law, the nature of Registrant's business and the nature of its assets, the risk of personal liability to a shareholder is remote.

     The Declaration of Trust further provides that Registrant shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of Registrant. The Declaration of Trust does not authorize Registrant to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The investment adviser for the MEMBERS Mutual Funds is MEMBERS Capital Advisors, Inc. ("MCA"). See Part A "INVESTMENT ADVISER" for a more complete description. The officers and directors of MCA are as follows:

Name/Address              Position Held
------------              -------------
David P. Marks            MEMBERS Capital Advisors, Inc.
5910 Mineral Point Rd.    President and Director
Madison, WI 53705         2005 - Present

                          CUNA Mutual Insurance Society
                          EVP, Chief Officer - Investment
                          2005 - Present

                          CUNA Mutual Life Insurance Company
                          EVP, Chief Officer - Investment
                          2005 - Present

John W. Petchler          MEMBERS Capital Advisors, Inc.
5910 Mineral Point Rd.    Vice President
Madison, WI 53705         2005 - Present

James H. Metz             MEMBERS Capital Advisors, inc.
5910 Mineral Point Rd.    Vice President
Madison, WI  53705        2007 - Present

Mary E. Hoffmann          MEMBERS Capital Advisors, Inc.
5910 Mineral Point Rd.    Director and Treasurer; 2007- Present
Madison, WI  53705        Secretary and Treasurer; 2000 - 2007

                          Vice President - Finance & Operations
                          2006 - present

                          Assistant Vice President - Finance & Operations
                          2001 - 2006

Thomas J. Merfeld         MEMBERS Capital Advisors, Inc.
5910 Mineral Point Rd.    Director
Madison, WI 53705         2006 - Present

Molly Nelson              MEMBERS Capital Advisors, Inc.
5910 Mineral Point Road   Vice President - Chief Compliance Officer
Madison, WI  53705        2005 - Present

Faye A. Patzner           MEMBERS Capital Advisors, Inc.
5910 Mineral Point Rd.    Director
Madison, WI 53705         2006 - Present

Tracy K. Lien             MEMBERS Capital Advisors, Inc.
5910 Mineral Point Rd.    Assistant Secretary
Madison, WI 53705         1999 - Present

ITEM 27. PRINCIPAL UNDERWRITER

a. CUNA Brokerage Services, Inc., a registered broker-dealer, is the principal Distributor of the shares of the MEMBERS Mutual Funds. CUNA Brokerage Services, Inc. does not act as principal underwriter, depositor or investment adviser for any investment company other than the Registrant, the MEMBERS Mutual Funds, CUNA Mutual Life Variable Account, and CUNA Mutual Life Variable Annuity Account.

b.   The officers and directors of CUNA Brokerage Services, Inc. are as follows:

Name and Principal        Positions and Offices    Positions and Offices
Business Address          With the Underwriter        With Registrant
------------------      ------------------------   ---------------------
Mark E. Backes**        Director, Vice Chairman    None
                        & President/CEO

John A. Chosy*          Assistant Secretary        None

Steve H. Dowden*        Director & Chairman        None

Mark Everson***         Director                   None

Katherine I. Grete**    Assistant Treasurer        None

Timothy Halevan**       Chief Compliance Officer   None

David J. Hughes**       Secretary & Treasurer      None

Sheila M. Kittleson**   Assistant Treasurer        None

Kevin T. Lenz*          Director                   None

Tracy K. Lien*          Assistant Secretary        None

James H. Metz*          Director                   None

John R. Ridge****       Director                   None

Steve R. Suleski*       Vice President             None

Mark T. Warshauer*      Director                   None

* The principal business address of these persons is: 5910 Mineral Point Road, Madison, Wisconsin 53705.

** The principal business address of these persons is: 2000 Heritage Way, Waverly, Iowa 50677.

*** The principal business address for this person is: 14985 Glazier Ave, Apple Valley, Minnesota 55124-7440.

**** The principal business address for this person is: 400 North Lakewood
     Parkway, Vernon Hills, Illinois 60061.

c. There have been no commissions or other compensation paid by Registrant to unaffiliated principal underwriters.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by:

     a.   MEMBERS Capital Advisors, Inc.
          5910 Mineral Point Road
          Madison, Wisconsin 53705

     b.   CUNA Mutual Insurance Society
          5910 Mineral Point Road
          Madison, Wisconsin 53705

     c.   Boston Financial Data Services
          66 Brooks Drive
          Braintree, MA 02184

     d.   State Street Bank & Trust Company
          801 Pennsylvania
          Kansas City, MO 64105

ITEM 29. MANAGEMENT SERVICES

Not applicable.

ITEM 30. UNDERTAKINGS

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Madison, State of Wisconsin, on the 5th day of November, 2007.

                                        MEMBERS MUTUAL FUNDS


                                        By: /s/ David P. Marks
                                            ------------------------------------
                                            David P. Marks
                                            President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

           Name                      Title                 Date
           ----                      -----                 ----


/s/ David P. Marks           President and Trustee   November 5, 2007
-------------------------    (Principal Executive
David P. Marks               Officer)


/s/ Mary E. Hoffmann         Treasurer (Principal    November 5, 2007
-------------------------    Financial Officer)
Mary E. Hoffmann


/s/ Lawrence R. Halverson*   Trustee                 November 5, 2007
--------------------------
Lawrence R. Halverson


/s/ Linda S. Foltz*          Trustee                 November 5, 2007
-------------------------
Linda S. Foltz


/s/ Rolf F. Bjelland*        Trustee                 November 5, 2007
-------------------------
Rolf F. Bjelland


/s/ Steven P. Riege*         Trustee                 November 5, 2007
-------------------------
Steven P. Riege


/s/ Richard E. Struthers*    Trustee                 November 5, 2007
-------------------------
Richard E. Struthers


*By: /s/Steven R. Suleski                            November 5, 2007
     -------------------------
     Steven R. Suleski

Pursuant to Power of Attorney (see Exhibit (q) to this Registration Statement)

                                  EXHIBIT INDEX

                                                                                                          Filed
                                Exhibit                                 Incorporated by Reference to     Herewith
                                -------                              ---------------------------------   --------
(a.1)     Declaration of Trust                                       Initial filing of this Form N-1A
                                                                     Registration Statement filed on
                                                                     June 19, 1997

(a.2)     Resolution amending Declaration of Trust                   Post-Effective Amendment  ("PEA")
                                                                     No. 5 to this Form N-1A
                                                                     Registration Statement  filed on
                                                                     February 23, 2000

(a.3)     Amendment to Declaration of Trust dated August 31, 2005    PEA No. 12 to this Form N-1A
                                                                     Registration Statement  filed on
                                                                     December 21, 2005

(a.4)     Amendment to Declaration of Trust dated November 30,       PEA No. 17 to this Form N-1A
          2006                                                       Registration Statement  filed on
                                                                     December 8, 2006

(b)       Not Applicable

(c)       Not Applicable

(d.1a)    Investment Management Agreement                            Pre-Effective Amendment No. 1 to
                                                                     this Form N-1A Registration
                                                                     Statement filed on September 17,
                                                                     1997

(d.1b)    Amendment No. 1 to Management Agreement effective          PEA No. 5 to this Form N-1A
          February 1, 2000                                           Registration Statement filed on
                                                                     February 23, 2000

(d.1c)    Amendment No. 2 to Management Agreement effective          PEA No. 6 to this Form N-1A
          February 15, 2001                                          Registration Statement filed on
                                                                     December 15, 2000

(d.1d)    Amendment No. 3 to Management Agreement effective June                                             x
          30, 2006

(d.1e)    Amendment No. 4 to Management Agreement effective          PEA No. 17 to this Form N-1A
          November 30, 2006                                          Registration Statement filed on
                                                                     December 8, 2006

(d.2a)    Investment Sub-Advisory Agreement with Massachusetts       Pre-Effective Amendment No. 1 to
          Financial Services Company                                 this Form N-1A Registration
                                                                     Statement filed on September 17,
                                                                     1997

(d.2ai)   Termination Letter effective February 28, 2005             PEA No. 11 to this Form N-1A
                                                                     Registration Statement filed on
                                                                     February 25, 2005

(d.2b)    Investment Sub-Advisory Agreement with Massachusetts       PEA No. 5 to this Form N-1A
          Financial Services for the Emerging Growth Fund            Registration Statement filed on
          effective February 1, 2000                                 February 23, 2000

(d.2bi)   Termination Letter effective December 9, 2002              PEA No. 8 to this Form N-1A
                                                                     Registration Statement filed on
                                                                     February 24, 2003

(d.3a)    Investment Sub-Advisory Agreement with IAI                 Pre-Effective Amendment No. 1 to
          International Limited                                      this Form N-1A Registration
                                                                     Statement filed on

                                                                     September 17, 1997

(d.3ai)   Letter agreement with IAI International Limited dated      PEA No. 7 to this Form N-1A
          October 30, 2000                                           Registration Statement filed on
                                                                     February 23, 2001

(d.4a)    Investment Sub-Advisory Agreement with Lazard Asset        Pre-Effective Amendment 1 to this
          Management effective October 15, 2000                      Form N-1A Registration Statement
                                                                     filed on September 17, 1997

(d.4b)    Investment Sub-Advisory Agreement with Lazard Asset        PEA No. 6 to this Form N-1A
          Management effective October 31, 2000                      Registration Statement filed on
                                                                     December 15, 2000

(d.5a)    Investment Sub-Advisory Agreement with Wellington          PEA No. 8 to this Form N-1A
          Management Company LLP effective May 1, 2002               Registration Statement filed on
                                                                     February 24, 2003

(d.5b)    Letter amendment with Wellington Management Company,       PEA No. 7 to this Form N-1A
          LLP effective January 26, 2001                             Registration Statement filed on
                                                                     February 23, 2001

(d.5c)    Letter Agreement with Wellington Management Company,       PEA No. 17 to this Form N-1A
          LLP effective February 28, 2006                            Registration Statement filed on
                                                                     December 8, 2006

(d.5d)    Investment Sub-Advisory Agreement with Wellington          PEA No. 17 to this Form N-1A
          Management Company, LLP                                    Registration Statement filed on
                                                                     December 8, 2006

(d.6a)    Letter agreement between MEMBERS Mutual Funds and          PEA No. 8 to this Form N-1A
          MEMBERS Capital Advisors, Inc., effective March 14, 2001   Registration Statement filed on
                                                                     February 28, 2002

(d.6b)    Letter agreement between MEMBERS Mutual Funds and          PEA No. 8 to this Form N-1A
          MEMBERS Capital Advisors, Inc., effective January 29,      Registration Statement filed on
          2002                                                       February 28, 2002

(d.6c)    Letter agreement between MEMBERS Mutual Funds and          PEA No. 17 to this Form N-1A
          MEMBERS Capital Advisors, Inc., effective June 28, 2006    Registration Statement filed on
                                                                     December 8, 2006

(d.7)     Investment Sub-Advisory Agreement with Shenkman Capital    PEA No. 11 to this Form N-1A
          Management effective February 28, 2005                     Registration Statement filed on
                                                                     February 25, 2005

(d.8)     Investment Sub-Advisory Agreemetn with Paradigm Asset      PEA No. 17 to this Form N-1A
          Management Co., LLC                                        Registration Statement filed on
                                                                     December 8, 2006

(e.1a)    Distribution Agreement with CUNA Brokerage Services,       Pre-Effective Amendment No. 1 to
          Inc.                                                       this Form N-1A Registration
                                                                     Statement filed on September 17,
                                                                     1997

(e.1b)    Distribution Agreement with CUNA Brokerage Services,                                               x
          Inc., Amendment #1

(e.1c)    Distribution Agreement with CUNA Brokerage Services,                                               x
          Inc., Amendment #2

(e.1d)    Distribution Agreement Amendment #3 with CUNA Brokerage    PEA No. 17 to this Form N-1A
          Services, Inc.                                             Registration Statement filed on
                                                                     December 8, 2006

(f)       Not Applicable.

(g.1a)    Custody Agreement with State Street Bank and               Pre-Effective Amendment No.

          Trust Company                                              2 to this Form N-1A Registration
                                                                     Statement filed on November 12,
                                                                     1997

(g.1b)    Agreement with State Street Bank and Trust Company to      PEA No. 5 to this Form N-1A
          add the Emerging Growth Fund                               Registration Statement filed on
                                                                     February 23, 2000

(g.1c)    Custody Agreement with State Street Bank and Trust         PEA No. 7 to this Form N-1A
          Company, Amendment No. 2, effective February 15, 2001      Registration Statement filed on
                                                                     February 23, 2001

(g.1d)    Custody Agreement with State Street Bank and Trust         PEA No. 8 to this Form N-1A
          Company Amendment, effective March 14, 2001                Registration Statement filed on
                                                                     February 28, 2002

(g.2)     Administrative Agreement with First Data Investors         Pre-Effective Amendment No. 2 to
          Services Group, Inc.                                       this Form N-1A Registration
                                                                     Statement filed on November 12,
                                                                     1997

(g.2a)    Transfer Agency and Services Agreement with First Data     Pre-Effective Amendment No. 2 to
          Investors Services Group, Inc.                             this Form N-1A Registration
                                                                     Statement filed on November 12,
                                                                     1997

(g.3)     Administration Agreement with State Street Bank and        PEA No. 7 to this Form N-1A
          Trust Company effective October 30, 2000                   Registration Statement filed on
                                                                     February 23, 2001

(g.4a)    Transfer Agency and Service Agreement with State Street    PEA No. 8 to this Form N-1A
          Bank effective November 20, 2000                           Registration Statement filed on
                                                                     February 28, 2002

(g.4b)    Amendment to Transfer Agency and Service Agreement with    PEA No. 8 to this Form N-1A
          State Street Bank and Trust Company effective January      Registration Statement filed on
          1, 2003                                                    February 24, 2003

(g.4c)    Amendment to Transfer Agency and Services Agreement                                                x
          effective October 1, 2003

(h.1a)    Investment Accounting Agreement with State Street Bank     PEA No. 6 to this Form N-1A
          and Trust Company effective October 28, 2000               Registration Statement filed on
                                                                     December 15, 2000

(h.1b)    Amendment to Investment Accounting Agreement with State    PEA No. 10 to this Form N-1A
          Street Bank effective November 5, 2004                     Registration Statement filed on
                                                                     December 29, 2004

(i.1a)    Opinion and Consent of Sutherland, Asbrill & Brennan LLP   PEA No. 5 to this Form N-1A
                                                                     Registration Statement filed on
                                                                     February 23, 2000

(i.2b)    Opinion and Consent of Sutherland, Asbill & Brennan LLP    PEA No. 5 to this Form N-1A
                                                                     Registration Statement filed on
                                                                     February 23, 2001

(j)       Consent of Deloitte & Touche LLP

(k)       Not Applicable.

(l.1)     Subscription Agreement with CUNA Mutual Insurance          Pre-Effective Amendment No. 2 to
          Society                                                    this Form N-1A Registration
                                                                     Statement filed on November 12,
                                                                     1997

(l.2a)    Subscription Agreement with CUNA Mutual Life Insurance     Pre-Effective Amendment No. 2 to
          Company                                                    this Form N-1A

                                                                     Registration Statement filed on
                                                                     November 12, 1997

(l.2b)    Subscription Agreement with CUNA Mutual Life Insurance     PEA No. 5 to this Form N-1A
          Company                                                    Registration Statement filed on
                                                                     February 23, 2001

(l.2c)    Subscription Agreement with CUNA Mutual Life Insurance     PEA No. 17 to this Form N-1A
          Company dated June 16, 2006                                Registration Statement filed on
                                                                     December 8, 2006

(l.2d)    Subscription Agreement with CUNA Mutual Life Insurance     PEA No. 17 to this Form N-1A
          Company dated November 30, 2006                            Registration Statement filed on
                                                                     December 8, 2006

(l.3a)    Subscription Agreement with CUMIS                          PEA No. 2 to this Form N-1A
                                                                     Registration Statement filed on
                                                                     Febraury 10, 1999

(l.3b)    Subscription Agreement with CUMIS Insurance Society,       PEA No. 5 to this Form N-1A
          Inc.                                                       Registration Statement filed on
                                                                     February 23, 2000

(m.1a)    Service Plan for Class A Shares                            Pre-Effective Amendment No. 1 to
                                                                     this Form N-1A Registration
                                                                     Statement filed on September 17,
                                                                     1997

(m.1b)    Supplement No. 1 to Service Plan for Class A Shares        PEA No. 5 to this Form N-1A
          dated February 1, 2000                                     Registration Statement filed on
                                                                     February 23, 2000

(m.1c)    Supplement No. 2 to Service Plan for Class A Shares        PEA No. 6 to this Form N-1A
          dated February 15, 2001                                    Registration Statement filed on
                                                                     December 15, 2000

(m.1d)    Supplement No. 3 to Service Plan for Class A Shares        PEA No. 17 to this Form N-1A
          dated November 30, 2006,                                   Registration Statement filed on
                                                                     December 8, 2006

(m.2a)    Distribution Plan for  Class B  Shares                     Pre-Effective Amendment No. 1 to
                                                                     this Form N-1A Registration
                                                                     Statement filed on September 17,
                                                                     1997

(m.2b)    Supplement No. 1 to Distribution Plan for Class B          PEA No. 5 to this Form N-1A
          Shares dated February 1, 2000                              Registration Statement filed on
                                                                     February 23, 2000

(m.2c)    Supplement No. 2 to Distribution Plan for Class B          PEA No. 6 to this Form N-1A
          Shares dated February 15, 2001                             Registration Statement filed on
                                                                     December 15, 2000

(m.2d)    Supplement No. 3 to Distribution Plan for Class B          PEA No. 17 to this Form N-1A
          Shares dated November 30, 2006                             Registration Statement filed on
                                                                     December 8, 2006

(m.3a)    Service Plan for Class D Shares                            PEA No. 1 to this Form N-1A
                                                                     Registration Statement filed on
                                                                     December 11, 1998

(m.3b)    Supplement No. 1 to Service Plan for Class D Shares        PEA No. 5 to this Form N-1A
          dated February 1, 2000                                     Registration Statement filed on

                                                                     February 23, 2000

(m.3c)    Supplement No. 2 to Service Plan for Class D Shares        PEA No. 6 to this Form N-1A
          dated February 15, 2001                                    Registration Statement filed on
                                                                     December 15, 2000

(n.1a)    Plan of Multiple Classes of Shares                         PEA No. 1 to this Form N-1A
                                                                     Registration Statement filed on
                                                                     December 11, 1998

(n.1b)    Amended Plan of Multiple Classes of Shares                 PEA No. 12 to this Form N-1A
                                                                     Registration Statement filed on
                                                                     December 21, 2005

(n.1c)    Amended Plan of Multiple Classes of Shares                 PEA No. 17 to this Form N-1A
                                                                     Registration Statement filed on
                                                                     December 8, 2006

(o)       Not Applicable.

(p.1)     Amended and Restated MEMBERS Mutual Funds, MEMBERS                                                 x
          Capital Advisors and Ultra Series Fund Code of Ethics
          dated August 23, 2007

(p.2)     Massachusetts Financial Services Company Code of           PEA No. 6 to this Form N-1A
          Ethics dated September 1, 2000                             Registration Statement filed on
                                                                     December 15, 2000

(p.3)     Amended and Restated Lazard Asset Management Code of       PEA No. 17 to this Form N-1A
          Ethics                                                     Registration Statement filed on
                                                                     December 8, 2006

(p.4)     Amended and Restated CUNA Brokerage Services, Inc.                                                 x
          Code of Ethics dated March, 2006

(p.5)     Wellington Management Company, LLP Code of Ethics          PEA No. 17 to this Form N-1A
                                                                     Registration Statement filed on
                                                                     December 8, 2006

(p.6)     Amended and Restated Shenkman Capital Management, Inc.                                             x
          Code of Ethics dated July 1, 2007

(p.7)     Paradigm Asset Management Co, LLC, Code of Ethics                                                  x